As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Al Frank Fund
Schedule of Investments at September 30, 2006 (Unaudited)

Shares	COMMON STOCKS: 98.02%	Value

	Advanced Industrial Equipment: 0.93%
7,000	Eaton Corp.	$ 481,950
45,000	The Lamson & Sessions Co.*	1,071,900
76,200	O.I. Corp.	762,000
65,000	Technology Research Corp.	276,250
		2,592,100

	Advanced Medical Devices: 0.48%
7,176	Advanced Medical Optics, Inc.*	283,811
15,074	Utah Medical Products, Inc.	483,574
75,000	Vascular Solutions, Inc.*	581,250
		1,348,635

	Aerospace & Defense: 4.14%
24,100	AAR Corp.*	574,544
50,000	The Allied Defense Group, Inc.*	822,500
40,000	BE Aerospace, Inc.*	843,600
15,500	The Boeing Co.	1,222,175
40,000	Ducommun, Inc.*	746,400
50,000	Kaman Corp. - Class A	900,500
129,900	LMI Aerospace, Inc.*	2,403,150
22,000	Lockheed Martin Corp.	1,893,320
143,750	Orbit International Corp.*	1,007,688
15,000	Raytheon Co.	720,150
110,700	SIFCO Industries, Inc.*	464,940
		11,598,967

	Airlines: 1.51%
22,000	Air France ADR	667,040
80,000	Airtran Holdings, Inc.*	793,600
17,000	Alaska Air Group, Inc.*	646,680
95,000	Mesa Air Group, Inc.*	737,200
175,000	Midwest Air Group, Inc.*	1,379,000
		4,223,520

	Aluminum: 0.53%
33,000	Alcoa, Inc.	925,320
15,000	BHP Billiton Limited ADR	568,200
		1,493,520

	Automobile Manufacturers: 0.81%
20,000	DaimlerChrysler AG#	999,200
75,000	Ford Motor Co.	606,750
20,000	General Motors Corp.	665,200
		2,271,150

	Automobile Parts & Equipment: 0.83%
35,000	ArvinMeritor, Inc.	498,400
23,000	Cooper Tire & Rubber Co.	231,380
35,000	Lear Corp.	724,500
60,000	The Goodyear Tire & Rubber Co.*	870,000
		2,324,280

	Banks: 2.05%
31,019	Bank of America Corp.	1,661,688
20,000	BankAtlantic Bancorp, Inc. - Class A	284,400
102,480	BFC Financial Corp. - Class A*	598,483
65,000	Capstead Mortgage Corp.	560,950
22,000	Citigroup, Inc.	1,092,740
13,200	JPMorgan Chase & Co.	619,872
12,500	National City Corp.	457,500
21,000	Sovereign Bancorp, Inc.	451,710
		5,727,343

	Brokerages: 0.90%
20,000	Lehman Brothers Holdings, Inc.	1,477,200
7,500	The Bear Stearns Companies, Inc.	1,050,750
		2,527,950

	Building Materials: 1.84%
20,000	Ameron International Corp.	1,328,800
16,000	Building Materials Holding Corp.	416,320
100,000	Huttig Building Products, Inc.*	553,000
17,000	International Aluminum Corp.	634,950
60,000	JLG Industries, Inc.	1,188,600
30,000	Ready Mix, Inc.*	312,000
440,000	Smith-Midland Corp.*^	704,000
		5,137,670

	Business Services: 2.65%
146,000	Analysts International Corp.*	308,060
140,000	Computer Horizons Corp.*	560,000
110,000	Edgewater Technology, Inc.*	627,000
151,100	HealthStream, Inc.*	524,317
42,900	Insweb Corp.*	98,670
30,000	MasTec, Inc.*	332,100
125,000	Onvia.com, Inc.*	643,750
102,000	Optimal Group, Inc. - Class A*#	1,199,520
220,000	Traffix, Inc.	1,152,800
89,999	ValueClick, Inc.*	1,668,581
95,000	Vicon Industries, Inc.*	312,550
		7,427,348

	Casinos & Casino Equipment: 0.41%
30,000	Bally Technologies, Inc.*	528,000
15,000	International Game Technology	622,500
		1,150,500

	Chemicals, Commodity: 1.09%
15,000	E.I. Du Pont de Nemours and Co.	642,600
35,000	Lyondell Chemical Co.	887,950
60,000	Olin Corp.	921,600
15,000	The Dow Chemical Co.	584,700
		3,036,850

	Chemicals, Specialty: 0.62%
20,000	OM Group, Inc.*	878,800
25,000	The Mosaic Co.*	422,500
110,000	Wellman, Inc.	438,900
		1,740,200

	Clothing/Fabrics: 1.51%
50,000	Delta Apparel, Inc.	975,500
5,375	Hanesbrands, Inc.*	120,991
120,000	Hartmarx Corp.*	812,400
10,000	Kellwood Co.	288,300
10,000	Oxford Industries, Inc.	429,100
80,000	Quiksilver, Inc.*	972,000
266,000	Unifi, Inc.*	638,400
		4,236,691

	Communications Technology: 4.63%
125,000	3Com Corp.*	551,250
45,000	Andrew Corp.*	415,350
350,000	APA Enterprises, Inc.*	441,000
150,000	AsiaInfo Holdings, Inc.*	675,000
57,500	Avaya, Inc.*	657,800
130,000	Avici Systems, Inc.*	1,124,500
183,000	Blonder Tongue Laboratories, Inc.*	223,260
65,000	Communications Systems, Inc.	607,100
30,000	Comverse Technology, Inc.*	643,200
230,000	deltathree, Inc. - Class A*	391,000
66,600	Digi International, Inc.*	899,100
30,000	Motorola, Inc.	750,000
135,000	Network Equipment Technologies, Inc.*	556,200
75,000	Novell, Inc.*	459,000
28,000	Polycom, Inc.*	686,840
100,000	Stratos International, Inc.*	692,000
125,000	Tellabs, Inc.*	1,370,000
355,000	TII Network Technologies, Inc.*	979,800
80,000	TriQuint Semiconductor, Inc.*	416,000
180,000	Wireless Telecom Group, Inc.	410,400
		12,948,800

	Computers/Hardware: 1.84%
56,650	AU Optronics Corp. ADR	807,263
20,000	Apple Computer, Inc.*	1,540,600
40,000	GTSI Corp.*	336,800
20,000	Hewlett Packard Co.	733,800
8,000	International Business Machines Corp.	655,520
20,000	SanDisk Corp.*	1,070,800
		5,144,783

	Containers & Packaging: 0.64%
80,000	American Biltrite, Inc.*	800,000
103,043	Rock of Ages Corp.	470,907
180,000	Rotonics Manufacturing, Inc.*	529,200
		1,800,107

	Cosmetics/Personal Care: 0.06%
10,000	Helen of Troy Ltd.* #	175,600

	Data Storage/Disk Drives: 0.88%
80,000	Dot Hill Systems Corp.*	312,000
35,000	Seagate Technology#	808,150
75,000	Western Digital Corp.*	1,357,500
		2,477,650

	Electrical Components & Equipment: 1.63%
31,000	American Power Conversion Corp.	680,760
50,000	AVX Corp.	884,500
60,000	C&D Technologies, Inc.	426,000
225,000	Fedders Corp.*	281,250
55,000	Frequency Electronics, Inc.	713,350
65,000	Kemet Corp.*	524,550
75,000	Vishay Intertechnology, Inc.*	1,053,000
		4,563,410

	Electronic Manufacturing Services: 0.42%
65,000	Flextronics International LTD*#	821,600
30,000	Nam Tai Electronics, Inc. #	368,700
		1,190,300

	Fiber Optic Components: 0.68%
370,000	Alliance Fiber Optic Products, Inc.*	555,000
75,000	Bookham, Inc.*	241,500
45,000	Corning, Inc.*	1,098,450
		1,894,950

	Financial Services, Diversified: 0.31%
40,000	H & R Block, Inc.	869,600

	Fixed Line Communications: 0.40%
25,000	ADC Telecommunications, Inc.*	375,000
20,000	Verizon Communications, Inc.	742,600
		1,117,600

	Food Manufacturers: 0.86%
45,000	Archer-Daniels-Midland Co.	1,704,600
43,000	Sara Lee Corp.	691,010
		2,395,610

	Footwear: 0.50%
21,000	Steven Madden, Ltd.	824,040
20,000	The Timberland Co. - Class A*	575,400
		1,399,440

	Forest Products: 0.12%
58,000	Pope & Talbot, Inc.*	333,500

	Healthcare Providers: 2.97%
42,000	Aetna, Inc.	1,661,100
95,000	American Shared Hospital Services	617,500
20,000	HCA, Inc.	997,800
26,667	Humana, Inc.*	1,762,422
60,000	Res-Care, Inc.*	1,205,400
61,000	United American Healthcare Corp.*	356,850
34,667	UnitedHealth Group, Inc.	1,705,616
		8,306,688

	Heavy Construction: 0.12%
135,000	Williams Industries, Inc.*	336,150

	Home Construction: 4.71%
34,000	Beazer Homes USA, Inc.	1,327,360
20,000	Cavco Industries, Inc.*	630,200
22,500	Centex Corp.	1,183,950
46,666	D.R. Horton, Inc.	1,117,651
15,000	Hovanian Enterprises, Inc. - Class A*	440,100
25,000	KB Home	1,095,000
17,000	Lennar Corp. - Class A	769,250
12,000	M.D.C. Holdings, Inc.	557,400
13,000	Meritage Homes Corp.*	540,930
14,000	M/I Homes, Inc.	494,900
35,000	Orleans Homebuilders, Inc.	410,550
40,000	Pulte Homes, Inc.	1,274,400
25,000	Ryland Group, Inc.	1,080,250
40,000	Standard Pacific Corp.	940,000
28,000	Toll Brothers, Inc.*	786,240
30,000	WCI Communities, Inc.*	523,200
		13,171,381

	Home Furnishings: 0.81%
175,000	Applica, Inc.*	943,250
32,700	Chromcraft Revington, Inc.*	323,076
33,896	The Dixie Group, Inc.*	505,728
6,000	Whirlpool Corp.	504,660
		2,276,714

	Homeland Security: 0.41%
26,650	Cogent Inc.*	365,905
40,000	OSI Systems, Inc.*	784,000
		1,149,905

	House, Durable: 0.16%
76,100	Global-Tech Appliances, Inc.*#	186,445
45,000	Lenox Group, Inc.*	272,250
		458,695

	Industrial Diversified: 0.32%
35,000	McRae Industries, Inc. - Class A	428,750
44,900	P & F Industries, Inc. - Class A*	461,572
		890,322

	Industrial Services & Distributors: 1.03%
30,000	Avnet, Inc.*	588,600
75,000	Nu Horizons Electronics Corp.*	955,500
48,400	Spectrum Control, Inc.*	454,960
75,000	Trio-Tech International	897,000
		2,896,060

	Insurance, Full Line: 0.31%
10,000	Hartford Financial Services Group, Inc.	867,500

	Insurance, Life: 0.52%
2,500	National Western Life Insurance Co. - Class A	574,725
45,000	UnumProvident Corp.	872,550
		1,447,275

	Insurance, Property & Casualty: 1.92%
35,000	Direct General Corp.	471,100
15,000	Endurance Specialty Holdings Ltd.#	528,900
20,000	Merchants Group, Inc.	599,800
10,500	MGIC Investment Corp.	629,685
11,500	Radian Group, Inc.	690,000
25,000	RTW, Inc.*	254,250
20,000	The Allstate Corp.	1,254,600
20,000	The St. Paul Travelers Companies, Inc.	937,800
		5,366,135

	Medical Supplies: 1.24%
25,000	Baxter International, Inc.	1,136,500
30,000	Boston Scientific Corp.*	443,700
36,000	McKesson Corp.	1,897,920
		3,478,120

	Oil, Equipment & Services: 2.61%
20,000	Bristow Group, Inc.*	688,000
50,000	Key Energy Services, Inc.*	680,000
11,000	Lone Star Technologies, Inc.*	532,180
40,000	Maverick Tube Corp.*	2,593,200
48,000	Oceaneering International, Inc.*	1,478,400
30,000	Tidewater Inc.	1,325,700
		7,297,480

	Oil, Exploration & Production/Drilling: 2.75%
20,000	Chesapeake Energy Corp.	579,600
35,000	GlobalSantaFe Corp.#	1,749,650
100,000	Grey Wolf, Inc.*	668,000
36,000	Nabors Industries, Ltd.* #	1,071,000
13,000	Noble Energy, Inc.	592,670
49,500	Petrohawk Energy Corp.*	513,810
10,000	Rowan Companies, Inc.	316,300
30,000	Transocean, Inc.*#	2,196,900
		7,687,930

	Oil, Integrated Majors: 2.82%
35,000	Anadarko Petroleum Corp.	1,534,050
11,000	Chevron Corp.	713,460
10,000	ConocoPhillips	595,300
10,000	Exxon Mobil Corp.	671,000
30,000	Marathon Oil Corp.	2,307,000
33,600	Occidental Petroleum Corp.	1,616,496
19,000	Patterson-UTI Energy, Inc.	451,440
		7,888,746

	Oil, Refiners: 3.29%
42,000	Giant Industries, Inc.*	3,410,400
37,333	Holly Corp.	1,617,639
32,000	Tesoro Petroleum Corp.	1,855,360
45,000	Valero Energy Corp.	2,316,150
		9,199,549

	Oil, Secondary: 0.60%
10,000	Apache Corp.	632,000
9,000	Devon Energy Corp.	568,350
12,000	Pogo Producing Co.	491,400
		1,691,750

	Oil, Transportation/Shipping: 2.81%
60,000	Dryships, Inc.#	804,000
20,000	Frontline LTD.#	770,200
15,000	General Maritime Corp.#	548,700
20,000	Nordic American Tanker Shipping LTD.#	696,000
90,000	OMI Corp.#	1,953,900
15,000	Overseas Shipholding Group, Inc.	926,550
5,200	Ship Finance International Ltd.#	103,480
23,000	Teekay Shipping Corp. #	945,530
25,000	Tsakos Energy Navigation LTD.#	1,115,000
		7,863,360

	Other Non-Ferrous: 1.03%
20,000	Inco, Ltd.#	1,525,400
16,000	Phelps Dodge Corp.	1,355,200
		2,880,600

	Paper Products: 0.21%
17,000	International Paper Co.	588,710

	Pharmaceuticals: 3.26%
17,500	Abbott Laboratories	849,800
83,830	Bioveris Corp.*	787,164
30,000	Bristol-Myers Squibb Co.	747,600
11,000	Eli Lilly & Co.	627,000
12,000	Forest Laboratories, Inc.*	607,320
18,500	Johnson & Johnson	1,201,390
50,000	King Pharmaceuticals, Inc.*	851,500
20,000	Merck & Co. Inc.	838,000
30,000	Mylan Laboratories, Inc.	603,900
35,000	Pfizer, Inc.	992,600
20,000	Wyeth	1,016,800
		9,123,074

	Pollution Control/Waste Management: 1.15%
55,000	Aleris International, Inc.*	2,779,700
22,000	American Ecology Corp.	434,280
		3,213,980

	Precious Metals: 0.19%
65,000	Stillwater Mining Co.*	546,000

	Railroads: 1.82%
64,000	CSX Corp.	2,101,120
40,000	Norfolk Southern Corp.	1,762,000
14,000	Union Pacific Corp.	1,232,000
		5,095,120

	Real Estate Investment: 0.47%
60,000	HRPT Properties Trust	717,000
15,000	New Century Financial Corp.	589,650
		1,306,650

	Recreational Products: 1.22%
15,000	Brunswick Corp.	467,850
30,000	Callaway Golf Co.	393,300
25,000	Eastman Kodak Co.	560,000
30,000	K2, Inc.*	351,900
30,000	The Nautilus Group, Inc.	412,500
40,000	The Walt Disney Co.	1,236,400
		3,421,950

	Restaurants: 0.27%
25,000	Landry's Restaurants, Inc.	753,750

	Retailers, Apparel: 1.50%
16,667	Abercrombie & Fitch Co. - Class A	1,158,023
50,000	American Eagle Outfitters, Inc.	2,191,500
20,000	AnnTaylor Stores Corp.*	837,200
		4,186,723

	Retailers, Broadline: 0.93%
24,000	J. C. Penney Company, Inc.	1,641,360
10,000	Nordstrom, Inc.	423,000
10,000	Target Corp.	552,500
		2,616,860

	Retailers, Specialty: 1.27%
25,756	AutoNation, Inc.*	538,300
16,500	Bed Bath & Beyond, Inc.*	631,290
35,000	Jo-Ann Stores, Inc. - Class B*	585,200
16,000	OfficeMax, Inc.	651,840
29,000	The Home Depot, Inc.	1,051,830
16,000	Trans World Entertainment Corp.*	96,960
		3,555,420

	Savings & Loans: 2.08%
23,000	Countrywide Financial Corp.	805,920
7,000	Downey Financial Corp.	465,780
16,000	FirstFed Financial Corp.*	907,520
7,000	Golden West Financial Corp.	540,750
12,000	IndyMac Bancorp, Inc.	493,920
29,524	PVF Capital Corp.	302,916
53,035	Washington Mutual, Inc.	2,305,431
		5,822,237

	Semiconductor, Capital Equipment: 2.94%
130,000	Aetrium, Inc.*	648,700
40,000	Brooks Automation, Inc.*	522,000
45,000	Cohu, Inc.	802,350
75,000	Electroglas, Inc.*	205,500
65,000	Kulicke and Soffa Industries, Inc.*	574,600
37,500	Lam Research Corp.*	1,699,875
60,000	Mattson Technology, Inc.*	498,000
25,000	Novellus Systems, Inc.*	691,500
25,000	Teradyne, Inc.*	329,000
35,976	Ultratech, Inc.*	479,200
34,500	Varian Semiconductor Equipment Associates, Inc.*	1,266,150
25,000	Veeco Instruments, Inc.*	503,750
		8,220,625

	Semiconductor, Graphics Chips: 0.71%
60,000	NVIDIA Corp.*	1,775,400
163,900	Tvia, Inc.*	226,182
		2,001,582

	Semiconductor, Microprocessors: 4.56%
60,000	Advanced Micro Devices, Inc.*	1,491,000
75,000	Ceva, Inc.*	424,500
30,000	Cypress Semiconductor Corp.*	533,100
140,000	Dataram Corp.	662,200
59,000	Diodes, Inc.*	2,547,030
45,000	Exar Corp.*	598,050
110,000	Integrated Silicon Solution, Inc.*	613,800
35,000	Intel Corp.	719,950
20,000	International Rectifier Corp.*	696,800
40,000	Micron Technology, Inc.*	696,000
40,000	National Semiconductor Corp.	941,200
45,000	PortalPlayer, Inc.*	507,600
70,000	Sigmatel, Inc.*	327,600
150,000	Silicon Storage Technology, Inc.*	618,000
56,649	Taiwan Semiconductor Manufacturing Company Ltd. ADR	543,830
25,000	Texas Instruments, Inc.	831,250
		12,751,910

	Semiconductor, Programmable Logic Devices: 1.01%
150,000	Applied Micro Circuits Corp.*	433,500
42,500	Genesis Microchip, Inc.*	500,225
75,000	Integrated Device Technology, Inc.*	1,204,500
70,000	Pericom Semiconductor Corp.*	682,500
		2,820,725

	Software: 4.61%
140,000	ActivIdentity Corp.*	658,000
170,500	American Software, Inc. - Class A	1,167,925
53,100	CAM Commerce Solutions, Inc.	1,062,000
100,000	Captaris, Inc.*	586,000
145,000	Compuware Corp.*	1,129,550
35,000	Electronics for Imaging, Inc.*	800,800
85,000	iPass, Inc.*	397,800
100,000	Keynote Systems, Inc.*	1,053,000
30,000	Microsoft Corp.	819,900
90,000	NetManage, Inc.*	453,600
150,000	Peerless Systems Corp.*	492,000
155,000	Quovadx, Inc.*	404,550
70,000	RealNetworks, Inc.*	742,700
20,000	SafeNet, Inc.*	363,800
185,000	Selectica, Inc.*	449,550
55,000	SonicWALL, Inc.*	600,600
50,000	Symantec Corp.*	1,064,000
45,000	Wayside Technology Group, Inc.	661,500
		12,907,275

	Steel: 0.96%
70,000	Ryerson Tull, Inc.	1,532,300
20,000	United States Steel Corp.	1,153,600
		2,685,900

	Tobacco: 1.35%
90,000	Alliance One International, Inc.*	369,000
10,000	Altria Group, Inc.	765,500
27,000	Reynolds American, Inc.	1,673,190
17,500	UST, Inc.	959,525
		3,767,215

	Toys: 1.65%
25,000	Hasbro, Inc.	568,750
20,000	JAKKS Pacific, Inc.*	356,600
60,000	Mattel, Inc.	1,182,000
37,000	The Topps Co.	331,520
75,000	THQ, Inc.*	2,187,750
		4,626,620

	Transportation Equipment: 0.52%
23,000	Navistar International Corp.*	593,860
27,000	Trinity Industries, Inc.	868,590
		1,462,450

	Trucking: 0.60%
15,000	Arkansas Best Corp.	645,450
28,000	YRC Worldwide, Inc.*	1,037,120
		1,682,570

	Wireless Communications: 1.04%
84,000	Brightpoint, Inc.*	1,194,480
34,856	Sprint Nextel Corp.	597,781
40,000	Nokia Corp. ADR	787,600
150,000	Wireless Facilities, Inc.*	321,000
		2,900,861

	Total Common Stocks (Cost $196,396,812)	274,360,641

	WARRANTS: 0.03%

20,000	Air France ADR*
	Expiration 11/5/2007, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	81,200

	SHORT-TERM INVESTMENTS: 2.06%

	Money Market Funds: 2.06%
3,803,151	AIM STIT-STIC Prime Portfolio	3,803,151
1,961,299	Fidelity Institutional Money Market Portfolio	1,961,299
		5,764,450

	Total Short-Term Investments (Cost $5,764,450)	5,764,450

	Total Investments in Securities (Cost $202,180,014): 100.11%	280,206,291
	Liabilities in Excess of Other Assets: (0.11%)	(307,274)
	Net Assets: 100.00%	$ 279,899,017

ADR - American Depositary Receipt
* Non-income producing security.
# U.S. traded security of a foreign issuer.
^Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$ 454,448
Purchase Cost	$ -
Sales Cost	$ -
Ending Cost	$ 454,448
Ending Shares	440,000
Dividend Income	$ -
Net Realized Gain/(Loss)	$ -

The cost basis of investments for federal tax purposes at September 30, 2006 was as follows**:

Cost of investments	$ 202,287,322
Gross unrealized appreciation	$ 94,605,929
Gross unrealized depreciation	$ (16,686,960)
Net unrealized appreciation	$ 77,918,969

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Al Frank Dividend Value Fund
Schedule of Investments at September 30, 2006 (Unaudited)

Shares	COMMON STOCKS: 96.46%	Value

	Advanced Industrial Equipment: 0.93%
1,800	Eaton Corp.	$ 123,930
7,334	Insteel Industries, Inc.	145,727
		269,657

	Advanced Medical Devices: 0.35%
2,200	Medtronic, Inc.	102,168

	Aerospace & Defense: 1.55%
2,300	The Boeing Co.	181,355
5,500	Kaman Corp. - Class A	99,055
2,000	Lockheed Martin Corp.	172,120
		452,530

	Airlines: 0.55%
6,500	SkyWest, Inc.	159,380

	Aluminum: 0.81%
4,500	Alcoa, Inc.	126,180
2,900	BHP Billiton Limited ADR	109,852
		236,032

	Automobile Manufacturers: 1.04%
4,500	General Motors Corp.	149,670
1,400	Toyota Motor Corp. ADR	152,460
		302,130

	Automobile Parts & Equipment: 0.89%
9,000	ArvinMeritor, Inc.	128,160
5,500	Cooper Tire & Rubber Co.	55,330
4,500	Superior Industries International, Inc.	75,555
		259,045

	Banks: 3.50%
5,504	Bank of America Corp.	294,849
15,000	Capstead Mortgage Corp.	129,450
3,200	Citigroup, Inc.	158,944
3,000	Fifth Third Bancorp	114,240
3,700	JPMorgan Chase & Co.	173,752
4,000	National City Corp.	146,400
		1,017,635

	Brokerages: 2.55%
2,800	Lehman Brothers Holdings, Inc.	206,808
2,500	Merrill Lynch & Co., Inc.	195,550
2,000	Morgan Stanley	145,820
1,150	The Goldman Sachs Group, Inc.	194,545
		742,723

	Building Materials: 1.86%
3,500	Ameron International Corp.	232,540
3,000	Building Materials Holding Corp.	78,060
3,000	Eagle Materials Inc.	101,040
3,500	International Aluminum Corp.	130,725
		542,365

	Business Services: 1.53%
13,000	IKON Office Solutions, Inc.	174,720
6,000	Sabre Holdings Corp.	140,340
25,000	Traffix, Inc.	131,000
		446,060

	Casinos & Casino Equipment: 1.08%
1,625	Harrah's Entertainment, Inc.	107,949
5,000	International Game Technology	207,500
		315,449

	Chemicals, Commodity: 1.49%
2,700	E.I. Du Pont de Nemours and Co.	115,668
4,500	Lyondell Chemical Co.	114,165
6,000	Olin Corp.	92,160
2,700	The Dow Chemical Co.	105,246
403	Tronox Inc. - Class B	5,146
		432,385

	Chemicals, Specialty: 0.23%
17,000	Wellman, Inc.	67,830

	Clothing/Fabrics: 1.44%
10,600	Delta Apparel, Inc.	206,806
4,000	Kellwood Co.	115,320
4,000	Kenneth Cole Productions, Inc.	97,480
		419,606

	Communications Technology: 2.43%
7,000	ADTRAN, Inc.	166,880
6,900	Applied Signal Technology, Inc.	102,396
8,000	Motorola, Inc.	200,000
3,300	QUALCOMM, Inc.	119,955
52,000	Wireless Telecom Group, Inc.	118,560
		707,791

	Computers/Hardware: 1.66%
11,002	AU Optronics Corp. ADR	156,778
6,000	Hewlett Packard Co.	220,140
1,300	International Business Machines Corp.	106,522
		483,440

	Consumer Services: 0.38%
6,000	Time Warner Inc.	109,380

	Containers & Packaging: 0.43%
42,500	Rotonics Manufacturing, Inc.*	124,950

	Data Storage/Disk Drives: 0.49%
6,200	Seagate Technology#	143,158

	Distillers & Brewers: 0.39%
2,400	Anheuser-Busch Companies, Inc.	114,024

	Electrical Components & Equipment: 1.54%
4,900	American Power Conversion Corp.	107,604
9,700	AVX Corp.	171,593
13,000	Frequency Electronics, Inc.	168,610
		447,807
	Electronic Manufacturing Services: 0.67%
4,400	Jabil Circuit, Inc.	125,708
5,700	Nam Tai Electronics, Inc.#	70,053
		195,761

	Financial Services, Diversified: 0.86%
2,300	Fannie Mae	128,593
647	Fidelity National Title Group, Inc. - Class A	13,561
5,000	H & R Block, Inc.	108,700
		250,854

	Fixed Line Communications: 1.67%
5,500	AT&T, Inc.	179,080
4,300	BellSouth Corp.	183,825
3,300	Verizon Communications, Inc.	122,529
		485,434

	Food Manufacturers: 1.50%
6,000	Archer-Daniels-Midland Co.	227,280
4,800	Nash Finch Co.	112,944
6,000	Sara Lee Corp.	96,420
		436,644

	Footwear: 0.36%
1,200	Nike, Inc. - Class B	105,144

	Healthcare Providers: 0.89%
17,000	American Shared Hospital Services	110,500
3,000	HCA, Inc.	149,670
		260,170

	Heavy Machinery: 1.90%
2,600	Caterpillar, Inc.	171,080
2,000	Deere & Co.	167,820
2,675	Ingersoll-Rand Company Ltd. - Class A#	101,597
3,000	Joy Global Inc.	112,830
		553,327

	Home Construction: 2.95%
2,500	Beazer Homes USA, Inc.	97,600
4,400	D.R. Horton, Inc.	105,380
1,900	KB Home	83,220
2,700	Lennar Corp. - Class A	122,175
1,950	M.D.C. Holdings, Inc.	90,578
7,000	Orleans Homebuilders, Inc.	82,110
3,000	Pulte Homes, Inc.	95,580
1,900	Ryland Group, Inc.	82,099
4,200	Standard Pacific Corp.	98,700
		857,442

	Home Furnishings: 0.61%
3,200	National Presto Industries, Inc.	176,864

	House, Durable: 0.93%
1,585	Fortune Brands, Inc.	119,049
5,300	Newell Rubbermaid, Inc.	150,096
		269,145

	House, Non-Durable: 0.47%
2,200	Colgate-Palmolive Co.	136,620

	Industrial Diversified: 0.75%
1,500	3M Co.	111,630
3,000	General Electric Co.	105,900
		217,530

	Insurance, Full Line: 1.60%
1,800	Hartford Financial Services Group, Inc.	156,150
2,500	MBIA, Inc.	153,600
3,000	The Chubb Corp.	155,880
		465,630

	Insurance, Life: 0.43%
6,500	UnumProvident Corp.	126,035

	Insurance, Property & Casualty: 3.98%
3,900	American Financial Group, Inc.	183,027
6,000	Direct General Corp.	80,760
3,300	Endurance Specialty Holdings Ltd.#	116,358
3,700	Fidelity National Financial, Inc.	154,105
2,000	MGIC Investment Corp.	119,940
2,400	The Allstate Corp.	150,552
3,300	The St. Paul Travelers Companies, Inc.	154,737
5,625	W.R. Berkley Corp.	199,069
		1,158,548

	Medical Supplies: 1.27%
3,500	Baxter International, Inc.	159,110
4,000	McKesson Corp.	210,880
		369,990

	Oil, Equipment & Services: 0.46%
3,000	Tidewater Inc.	132,570

	Oil, Exploration & Production/Drilling: 1.72%
3,500	Chesapeake Energy Corp.	101,430
3,300	GlobalSantaFe Corp.#	164,967
3,000	Noble Energy, Inc.	136,770
3,050	Rowan Companies, Inc.	96,472
		499,639

	Oil, Integrated Majors: 3.05%
3,400	Anadarko Petroleum Corp.	149,022
2,200	Chevron Corp.	142,692
2,800	ConocoPhillips	166,684
2,400	Exxon Mobil Corp.	161,040
3,472	Marathon Oil Corp.	266,997
		886,435

	Oil, Refiners: 0.96%
5,400	Valero Energy Corp.	277,938

	Oil, Secondary: 2.30%
2,400	Apache Corp.	151,680
2,000	Ashland, Inc.	127,560
3,100	Devon Energy Corp.	195,765
2,100	Hess Corp.	86,982
2,600	Pogo Producing Co.	106,470
		668,457

	Oil, Transportation/Shipping: 3.91%
11,000	Dryships, Inc.#	147,400
2,500	Frontline LTD.#	96,275
3,300	General Maritime Corp.#	120,714
3,200	Nordic American Tanker Shipping LTD.#	111,360
6,500	OMI Corp.#	141,115
2,000	Overseas Shipbuilding Group, Inc.	123,540
5,375	Ship Finance International LTD#	106,963
3,250	Teekay Shipping Corp.#	133,608
3,500	Tsakos Energy Navigation LTD.#	156,100
		1,137,075

	Paper Products: 0.42%
3,500	International Paper Co.	121,205

	Pharmaceuticals: 4.79%
2,800	Abbott Laboratories	135,968
5,050	Bristol-Myers Squibb Co.	125,846
2,500	Eli Lilly & Co.	142,500
2,300	GlaxoSmithKline plc ADR	122,429
1,900	Johnson & Johnson	123,386
3,900	Merck & Co. Inc.	163,410
7,500	Mylan Laboratories, Inc.	150,975
2,500	Novartis AG ADR	146,100
5,000	Pfizer, Inc.	141,800
2,800	Wyeth	142,352
		1,394,766

	Pollution Control/Waste Management: 0.54%
8,000	American Ecology Corp.	157,920

	Precious Metals: 0.30%
3,700	Goldcorp, Inc.#	87,320

	Railroads: 2.43%
2,500	Burlington Northern Santa Fe Corp.	183,600
6,400	CSX Corp.	210,112
3,500	Norfolk Southern Corp.	154,175
1,800	Union Pacific Corp.	158,400
		706,287

	Real Estate Investment Trusts: 0.47%
3,500	New Century Financial Corp.	137,585

	Recreational Products: 2.43%
3,300	Brunswick Corp.	102,927
9,000	Callaway Golf Co.	117,990
4,000	Eastman Kodak Co.	89,600
2,100	Harley-Davidson, Inc.	131,775
8,000	Nautilus Group, Inc.	110,000
5,000	The Walt Disney Co.	154,550
		706,842

	Restaurants: 0.50%
3,700	McDonald's Corp.	144,744

	Retailers, Apparel: 2.83%
2,000	Abercrombie & Fitch Co.	138,960
6,000	American Eagle Outfitters, Inc.	262,980
4,500	Deb Shops, Inc.	115,380
6,800	The Finish Line, Inc.	85,816
5,500	The Gap, Inc.	104,225
4,300	The Talbots, Inc.	117,175
		824,536

	Retailers, Broadline: 1.97%
4,100	Family Dollar Stores, Inc.	119,884
2,600	J. C. Penney Company, Inc.	177,814
4,000	Nordstrom, Inc.	169,200
2,170	Wal-Mart Stores, Inc.	107,024
		573,922

	Retailers, Specialty: 3.26%
3,750	Best Buy Co., Inc.	200,850
4,250	Circuit City Stores, Inc.	106,717
5,500	Claire's Stores, Inc.	160,380
3,900	OfficeMax, Inc.	158,886
3,500	The Home Depot, Inc.	126,945
6,500	The Pep Boys - Manny, Moe & Jack	83,525
3,400	Williams-Sonoma, Inc.	110,126
		947,429

	Savings & Loans: 1.75%
3,800	Countrywide Financial Corp.	133,152
1,600	Downey Financial Corp.	106,464
3,400	IndyMac Bancorp, Inc.	139,944
3,000	Washington Mutual, Inc.	130,410
		509,970

	Semiconductor, Capital Equipment: 1.87%
8,500	Applied Materials, Inc.	150,705
5,000	Cognex Corp.	126,300
7,500	Cohu, Inc.	133,725
3,000	KLA-Tencor Corp.	133,410
		544,140

	Semiconductor, Microprocessors: 2.59%
3,200	Analog Devices, Inc.	94,048
21,000	Dataram Corp.	99,330
5,600	Intel Corp.	115,192
7,100	National Semiconductor Corp.	167,063
10,814	Taiwan Semiconductor Manufacturing Company Ltd. ADR	103,814
5,200	Texas Instruments, Inc.	172,900
		752,347

	Semiconductor, Programmable Logic Devices: 0.64%
3,000	Maxim Integrated Products, Inc.	84,210
4,700	Xilinx, Inc.	103,165
		187,375

	Soft Drinks: 0.46%
3,000	The Coca-Cola Co.	134,040

	Software: 1.47%
23,000	American Software, Inc. - Class A	157,550
5,000	Microsoft Corp.	136,650
9,000	Wayside Technology Group, Inc.	132,300
		426,500

	Steel: 2.54%
4,000	Nucor Corp.	197,960
10,000	Ryerson, Inc.	218,900
5,000	The Timken Co.	148,900
3,000	United States Steel Corp.	173,040
		738,800

	Tobacco: 1.01%
1,675	Altria Group, Inc.	128,221
3,000	UST, Inc.	164,490
		292,711

	Toys: 0.54%
8,000	Mattel, Inc.	157,600

	Transportation Equipment: 1.80%
1,150	Cummins, Inc.	137,114
2,800	Ryder System, Inc.	144,704
7,500	Trinity Industries, Inc.	241,275
		523,093

	Trucking: 0.92%
3,500	Arkansas Best Corp.	150,605
5,600	J.B. Hunt Transport Services, Inc.	116,312
		266,917

	Wireless Communications: 0.57%
8,400	Nokia Corp. ADR	165,396

	Total Common Stocks (Cost $23,834,992)	28,064,242

	SHORT-TERM INVESTMENTS: 3.59%

	Money Market Funds: 3.59%
360,197	AIM STIT-STIC Prime Portfolio	360,197
684,315	Fidelity Institutional Money Market Portfolio	684,315
		1,044,512

	Total Short-Term Investments (Cost $1,044,512)	1,044,512

	Total Investments in Securities (Cost $24,879,504): 100.05%	29,108,754
	Liabilities in Excess of Other Assets: (0.05%)	(14,613)
	Net Assets: 100.00%	$ 29,094,141

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

The cost basis of investments for federal tax purposes at September 30, 2006 was as follows**:

Cost of investments	$ 24,879,198
Gross unrealized appreciation	$ 5,427,067
Gross unrealized depreciation	$ (1,197,511)
Net unrealized appreciation	$ 4,229,556

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/28/2006

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/28/2006

* Print the name and title of each signing officer under his or her signature.